Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of the Components of Earnings Before Income Taxes

The components of earnings before income taxes for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Loss before income taxes
Domestic	$(6,131,500)	$(1,012,200)
Foreign	---	---
Total loss before income taxes	$(6,131,500)	$(1,012,200)

Schedule of Income Tax Provision (Benefit)

Income tax provision (benefit) consists of the following for the years ended December 31, 2024 and 2023:

Year Ended December 31,
Income tax provision (benefit)	2024		2023
Current
Federal	$	---	$	---
State		---		---
Foreign		---		---
Total current		---		---
Deferred
Federal		---		---
State		---		---
Foreign		---		---
Total deferred		---		---

Total income tax provision (benefit)	$	---	$	---

Schedule of Reconciliation of the Income Tax Provision (Benefit)

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2024		2023
Rate Reconciliation
Expected tax at statutory rate		$(1,287,600)		$(212,600)
Permanent differences		187,900		97,700
State income tax, net of federal benefit		(184,600)		(19,500)
Current year change in valuation allowance		945,500		102,900
Prior year true-ups		338,800		31,500
Income tax provision (benefit)	$	---	$	---

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	Year Ended December 31,
	2024		2023
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset		$10,185,600		$9,020,200
Gain from disposal of discontinued operations		(474,200)		(253,800)
Gain from change in fair value of derivative financial instruments		(199,300)		(199,300)
Gain from change in fair value of contingent acquisition consideration		(151,700)		(121,000)
Loss from change in fair value of debt		73,000		93,600
Right of use lease asset		(326,500)		(229,500)
Lease liability		327,600		230,400
Stock compensation		416,100		364,500
Deferred tax assets (liabilities)		9,850,600		8,905,100
Valuation allowance		(9,850,600)		(8,905,100)
Net deferred tax assets (liabilities)	$	---	$	---